Supplemental Cash Flow Disclosures - Schedule of Cash Flow Supplemental (Details) - USD ($) $ in Thousands	5 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jul. 29, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplemental disclosure of cash flow information
Interest paid	$ 36,984	$ 28,269			$ 60,355	$ 35,910
Income taxes paid	12,334	12,293			29,761	17,403
Supplemental disclosure of non-cash operating, investing and financing activities:
Purchases of property and equipment accrued and not yet paid	1,606	2,729			2,147	1,331
Increases in lease assets in exchange for lease liabilities:
Operating leases	5,575	4,464		$ 6,748
Finance leases	$ 4,673	$ 7,512		5,988
Predecessor
Supplemental disclosure of cash flow information
Interest paid			$ 7,377	32,332
Income taxes paid			16,723	14,579
Supplemental disclosure of non-cash operating, investing and financing activities:
Purchases of property and equipment accrued and not yet paid			1,795	$ 2,434
Increases in lease assets in exchange for lease liabilities:
Operating leases			6,688		6,949	12,400
Finance leases			$ 5,776		$ 11,049	$ 19,878